Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease cost	$ 37,925
Lease terms period range	two to fifty-two months
Commitments and contingencies (Textual) [Abstract]
Percentage sales of partnership interest purchase agreement	5.33%
Partnership interest sale cash consideration	8,000,000
First call	1,353,000
Partnership interest sale reimbursement for first capital call	754,255
Liability	640,695	640,695
Area of office spaces rented	16,600
Drilling agreement liability	16,600,000
Maximum commitment under employment agreement liability	963,000
Triad Hunter [Member]
Operating Leased Assets [Line Items]
Lease cost	29,518
Lease terms period range	three to seventy-four months
Williston Hunter [Member]
Operating Leased Assets [Line Items]
Lease cost	$ 31,517